Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Other Receivables
Schedule of other receivables
$000	Year ended December 31,
	2018	2017
Group
Other receivables	246	110
Taxation receivable	1,019	1,944
Related party receivable	25	-
Prepayments	42	38
Other current assets	276	292
	1,609	2,384